Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Trade accounts receivable from third parties	$ 5,070,031	$ 306,450
Trade accounts receivable from related parties	480,111	682,315
Subtotal	5,550,142	988,765
Less: allowance for doubtful accounts	(103,805)
Accounts receivable, net	$ 5,446,337	$ 988,765